Statement of Stockholders' Deficit (USD $)	Total	Preferred Stock	Common Stock	Paid-In Capital	Series A Convertible Preferred Stock Subscription Receivable	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (654,874)		$ 21,259	$ 219,606		$ (895,739)
Beginning Balance, Shares at Dec. 31, 2010			21,258,896
Private placement of common stock	794,475		10,100	784,375
Private placement of common stock, Shares			10,100,000
Fair value of warrants issued in connection with private placement	176,525			176,525
Fair value of warrants issued for services	24,923			24,923
Issuance of common stock in lieu of officer compensation	100,000		4,000	96,000
Issuance of common stock in lieu of officer compensation, Shares			4,000,000
Issuance of common stock for professional services	108,344		2,439	105,905
Issuance of common stock for professional services, Shares			2,438,747
Issuance of common stock in lieu of officers deferred compensation	185,425		7,417	178,008
Issuance of common stock in lieu of officers deferred compensation, Shares			7,416,987
Issuance of common stock in payment of settlement of accounts payable	53,402		1,405	51,997
Issuance of common stock in payment of settlement of accounts payable, Shares			1,405,332
Stock based compensation	210,000			210,000
Net Loss for the nine months ended	(1,244,801)					(1,244,801)
Balance at Dec. 31, 2011	(246,581)		46,620	1,847,339		(2,140,540)
Balance, Shares at Dec. 31, 2011			46,619,962
Private placement of common stock	861,102		5,588	855,514
Private placement of common stock, Shares			5,588,000
Fair value of warrants issued in connection with private placement of common stock	160,898			160,898
Private placement of Series A convertible preferred stock	657,835	3,210		654,625
Private placement of series A convertible preferred stock, Shares		3,210,000
Fair value of warrants issued in connection with private placement of Series A convertible preferred stock	135,141			135,141
Fair value of warrants issued to placement agent in connection with private placement of Series A convertible preferred stock	9,524			9,524
Subscriptions receivable Series A convertible preferred stock	(152,500)				(152,500)
Offering cost - Series A convertible preferred stock	(82,100)			(82,100)
Issuance of common stock for consulting services			1,485	313,325
Issuance of common stock for consulting services, Shares			1,485,246
Fair value of warrants issued in connection with consulting services	5,825			5,825
Fair value of warrants issued in connection with software development agreement	2,272			2,272
Issuance of common stock in payment of settlement of accounts payable	4,000		40	3,960
Issuance of common stock in payment of settlement of accounts payable, Shares			40,000
Stock based compensation	260,225			260,225
Net Loss for the nine months ended	(1,764,894)					(1,764,894)
Balance at Dec. 31, 2012	$ 165,557	$ 3,210	$ 53,733	$ 4,166,548	$ (152,500)	$ (3,905,434)
Balance, Shares at Dec. 31, 2012		3,210,000	53,733,208